Employee Benefit Plan	12 Months Ended
Dec. 31, 2020
Retirement Benefits [Abstract]
Employee Benefit Plan
1
7
. Employee Benefit Plan
The Company has a 401(k) retirement plan covering substantially all employees. Under the retirement plan, employees make voluntary contributions and the Company makes a 5%
non-elective
contribution for all employees based on compensation, subject to IRS contribution limits. For the years ended December 31, 2020 and 2019, the Company contributed $2.2 million and $1.6 million, respectively, to the retirement plan.